14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI)

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013

Accumulated OCI(L), beginning of period:
Currency translation adjustment	$(2,850,122)	$465,615	$3,253,019

OCL for the period:
Currency translation adjustments	$(4,928,225)	$(3,315,737)	$(2,787,404)

Accumulated OCI(L), end of period:
Currency translation adjustment	$(7,778,347)	$(2,850,122)	$465,615

There were no significant non-cash transactions during the year ended December 31, 2015. The significant non-cash transaction for the year ended December 31, 2014 consisted of the issuance of 250,000 common shares (December 31, 2013 - Nil) in payment of mineral property acquisitions valued at $73,618 (December 31, 2013 - $Nil) which have been capitalized as mineral property interests.